INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective tax rate	(16.00%)	(8.00%)
Cumulative net operating losses	$ 45,199		$ 37,228
Cumulative net operating losses, subject to expiration	$ 26,475		23,546
Cumulative net operating losses, expiration	to expire within four years
Valuation allowance	$ 5,993		$ 5,172